Details of Consolidated Statements of Cash Flows - Changes in Operating Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Cash Flows [Abstract]
Accounts receivable	$ (767)	$ (584)	$ (46)
Inventories	(343)	(141)	(315)
Prepaid expenses and other	5	(56)	36
Accounts payable	677	325	247
Accrued salaries and wages	82	87	37
Other accrued liabilities	79	298	97
Income taxes payable	22	(56)	16
Changes in operating assets and liabilities	$ (245)	$ (127)	$ 72